LEASES - Changes in lease liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lessee, Operating Leases, Changes in Lease Libilities [Line Items]
Opening Balance	R$ 6,243,782	R$ 6,182,530
Additions	744,226	813,909
Write-offs (2)	(3,102)	(18,797)
Payments	(1,325,398)	(1,218,399)
Accrual of financial charges (1)	700,283	664,651
Exchange rate variations	613,124	(180,112)
Closing Balance	6,972,915	6,243,782
Current	872,228	753,399
Non-current	6,100,687	5,490,383
Leased Land | Biological assets [domain]
Lessee, Operating Leases, Changes in Lease Libilities [Line Items]
Operating Leases, Capitalized Interest	R$ 249,135	R$ 223,055